Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Summary of assumptions used for grant date fair value under binomial tree option pricing model
The grant date fair value of each share-based award is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Fair value of ordinary share (US$)	0.69~0.86	0.42~0.94	0.09
Risk-free interest rates	1.75%~3.10%	2.57%~3.73%	0.66%
Expected volatility range	50.1%~57.2%	57.2%~59.2%	59.2%
Expected dividend yield	0%	8.61%~8.72%	0.82%
Fair value per option granted (US$)	0.14~0.86	0.22~0.27	0.02

Schedule of share-based compensation expenses by function
The following table summarizes the share-based compensation expenses of subsidiaries’ share-based awards recognized by the Group:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of revenues	—	—	728	112
Research and development	8,803	31,907	20,376	3,122
Selling and marketing	95	1,479	996	153
General and administrative	3,107	15,286	11,879	1,821

Total	12,005	48,672	33,979	5,208

Schedule of share-based compensation expense by function
Total share-based compensation expenses recorded by the Group are as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cost of revenues	206	524	1,044	160
Research and development	14,224	59,771	29,091	4,458
Selling and marketing	8,967	3,818	(1,087)	(166)
General and administrative	61,721	63,327	51,934	7,959

Total	85,118	127,440	80,982	12,411

2014 Restricted Share Plan
Restricted shares activity	The following table summarizes the Company’s option activity under the 2014 Restricted Shares Plan during the years ended December 31, 2018, 2019 and 2020, respectively:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2018	29,825,089	0.33	1.22	6.31	26,064
Granted	14,009,660	0.08	1.00
Forfeited	(8,327,544)	0.32	1.12
Exercised	(4,854,900)	0.34	1.16

Outstanding at December 31, 2018	30,652,305	0.22	1.15	5.31	11,835
Granted	6,820,900	0.03	0.60
Forfeited	(7,159,989)	0.13	0.81
Exercised	(4,950,497)	0.10	1.08
Modified in August 2019	(18,835,215)	0.17	0.98

Outstanding at December 31, 2019	6,527,504	0.34	1.50	4.31	150
Exercised	(1,001,674)	0.34	1.91
Modified in June 2020	(5,525,830)	0.34	1.42

Outstanding at December 31, 2020	—	—	—	—	—

Vested and expected to vest at December 31, 2020	—

Exercisable as at December 31, 2020	—

The following table summarizes the restricted shares activity pursuant to the 2014 Restricted Shares Plan for the years ended December 31, 2018, 2019 and 2020, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2018	—	—

Unvested at December 31, 2018	—	—
Modified in August 2019	18,835,215	0.97
Vested	(2,164,800)	1.31
Forfeited	(221,450)	1.36

Unvested at December 31, 2019	16,448,965	0.92
Modified in June 2020	5,525,830	1.62
Vested	(12,272,973)	1.32
Forfeited	(6,061,820)	0.77

Unvested at December 31, 2020	3,640,002	0.88

2013 Incentive Scheme
Restricted shares activity
The following table summarizes the Group’s options activity under the 2013 Incentive Scheme during the years ended December 31, 2018, 2019 and 2020, respectively:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2018	42,294,901	0.33	1.15	6.01	36,941
Granted	7,234,970	0.34	1.03
Forfeited	(2,922,380)	0.34	1.11
Exercised	(1,815,550)	0.30	1.17

Outstanding at January 1, 2018	44,791,941	0.33	1.13	5.01	12,546
Granted	—	—	—
Forfeited	(3,417,123)	0.34	1.02
Exercised	(2,111,674)	0.15	1.59
Modified in August 2019	(5,990,119)	0.33	1.06

Outstanding at December 31, 2019	33,273,025	0.34	1.13	4.01	765
Exercised	(4,852,510)	0.34	1.10
Modified in June 2020	(28,420,515)	0.34	1.13

Outstanding at December 31, 2020	—	—	—	—	—

Vested and expected to vest at December 31, 2020	—

Exercisable as at December 31, 2020	—

The following table summarizes the restricted shares activity pursuant to the 2013 Incentive Scheme for the years ended December 31, 2018, 2019 and 2020, respectively:

	Number of shares	Weighted average grant date fair value (US$) after modification
Unvested at January 1, 2018	—	—

Unvested at December 31, 2018	—	—
Modified in August 2019	5,990,119	1.15
Vested	(1,052,547)	1.02
Forfeited	(28,515)	1.33

Unvested at December 31, 2019	4,909,057	1.06
Modified in June 2020	28,420,515	1.33
Granted	1,600,000	0.21
Vested	(30,310,465)	1.33
Forfeited	(364,377)	0.90

Unvested at December 31, 2020	4,254,730	0.64

2011 Share Award Scheme
Restricted shares activity
The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the years ended December 31, 2018, 2019 and 2020, respectively:

	Number of shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2020	3,446,500	1.32
Granted	4,308,330	0.96
Vested	(1,822,000)	1.29
Forfeited	(193,510)	1.23

Unvested at December 31, 2019	5,739,320	1.06
Granted	2,189,310	0.37
Vested	(2,452,468)	1.08
Forfeited	(1,409,359)	1.05

Unvested at December 31, 2019	4,066,803	0.69
Granted	596,920	0.21
Vested	(1,170,395)	0.68
Forfeited	(1,549,603)	0.57

Unvested at December 31, 2020	1,943,725	0.64

Restricted shares with an option feature | 2014 Restricted Share Plan
Summary of assumptions used in calculating fair value of options
The grant date fair value of each option before modification is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

	Year ended December 31, 2018	Year ended December 31, 2019
Fair value of ordinary share (US$)	0.85~1.29	0.36~0.68
Risk-free interest rates	3.49%~3.59%	1.70%~3.25%
Expected volatility range	55.5%~57.0%	57.1%~62.9%
Expected dividend yield	0%	0%
Expected exercise multiple	2.2	2.2
Fair value per option granted (US$)	0.66~1.23	0.36~0.68

Restricted shares with an option feature | 2013 Incentive Scheme
Summary of assumptions used in calculating fair value of options
The grant date fair value of each option before modification is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for years presented:

Year ended December 31, 2018
Fair value of ordinary share (US$)	1.06~1.43
Risk-free interest rates	2.97%~3.58%
Expected volatility range	56.3%~57.2%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	0.79~1.15